Inventories (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Schedule of inventory
Raw materials and components		$ 12,322	$ 8,724
Finished products	[1]	11,800	7,079
Inventories		$ 24,122	$ 15,803

[1]	Includes amounts of $ 145 and $ 705 for the years ended December 31, 2015 and 2016, respectively, with respect to inventory delivered to customers but for which revenue criteria have not yet been met.